Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share available to TDS common shareholders is computed by dividing Net income available to TDS common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share available to TDS common shareholders is computed by dividing Net income available to TDS common shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon the exercise of outstanding stock options and the vesting of performance and restricted stock units.
The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2018	2017	2016
(Dollars and shares in millions, except per share amounts)
Basic earnings per share available to TDS common shareholders:
Net income available to TDS common shareholders used in basic earnings per share	$135	$153	$43
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(2)	—	—
Net income available to TDS common shareholders in diluted earnings per share	$133	$153	$43

Weighted average number of shares used in basic earnings per share:
Common Shares	105	104	103
Series A Common Shares	7	7	7
Total	112	111	110

Effects of dilutive securities	2	1	1
Weighted average number of shares used in diluted earnings per share	114	112	111

Basic earnings per share available to TDS common shareholders	$1.20	$1.39	$0.39

Diluted earnings per share available to TDS common shareholders	$1.17	$1.37	$0.39

Certain Common Shares issuable upon the exercise of stock options, vesting of performance and restricted stock units or conversion of preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share available to TDS common shareholders because their effects were antidilutive. The number of such Common Shares excluded was 3 million shares, 4 million shares and 4 million shares for 2018, 2017, and 2016, respectively.